FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2011
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

9.   FINANCIAL INSTRUMENTS

  In the first quarter of 2011, to mitigate the risks associated with fluctuating zinc prices, the Company entered into a zero-cost collar to hedge the price on a portion of zinc associated with the LaRonde Mine's 2011 production. The purchase of zinc put options has been financed through selling zinc call options at a higher level such that the net premium payable to the counterparty by the Company is nil.

  A total of 20,000 metric tonnes (2010 — 15,000 metric tonnes) of zinc call options were written at a strike price of $2,500 (2010 — $2,500) per metric tonne with 2,000 metric tonnes (2010 — 1,500 metric tonnes) expiring each month beginning February 28, 2011 (2010 — March 31, 2010). A total of 20,000 metric tonnes (2010 — 15,000 metric tonnes) of zinc put options were purchased at a strike price of $2,200 (2010 — $2,200) per metric tonne with 2,000 metric tonnes (2010 — 1,500 metric tonnes) expiring each month beginning February 28, 2011 (2010 — March 31, 2010). While setting a minimum price, the zero-cost collar strategy also limits participation to zinc prices above $2,500 (2010 — $2,500) per metric tonne. These contracts did not qualify for hedge accounting under ASC 815 — Derivatives and Hedging. Gains or losses, along with mark-to-market adjustments, are recognized in the gain on derivative financial instruments component of the consolidated statements of income. The options that expired during the first quarter of 2011 and 2010 expired out of the money. The options that expired during the second quarter of 2011 resulted in a realized gain of $0.1 million (2010 — $1.3 million). As at June 30, 2011, the Company had an unrealized mark-to-market gain of $0.7 million (2010 — $3.9 million).

  In March 2011, the Company entered into a foreign exchange forward contract at a rate of C$0.99 per US dollar. The risk hedged in 2011 was the variability in expected future cash flows arising from changes in foreign currency exchange. There were no similar foreign exchange forward contracts in the first or second quarter of 2010. The hedged items represent a portion of the unhedged forecasted Canadian dollar denominated cash outflows arising from Canadian dollar denominated expenditures in 2011. In 2011, the forward contract hedged $90 million of 2011 expenditures. $10 million will expire each month starting in April 2011 and will be completely expired by December 31, 2011. The options that expired during the second quarter of 2011 resulted in a realized gain of $0.9 million. As of June 30, 2011, the Company recognized a mark-to-market gain of $1.4 million in the "Gain on derivative financial instruments" line item of the Consolidated Statements of Income and Comprehensive Income. The cash flow hedging relationship did not meet the requirements to be perfectly effective and therefore, did not qualify for hedge accounting.

  The Company's other foreign currency derivative strategies in 2011 consisted mainly of writing US dollar call options with short maturities to generate premiums that would, in essence, enhance the spot transaction rate received when exchanging US dollars to Canadian dollars. All of these derivative transactions expired prior to the period-end such that no derivatives were outstanding on June 30, 2011. The Company's foreign currency derivative strategy generated $2.5 million (2010 — $2.0 million) in call option premiums for the quarter ended June 30, 2011.

  In addition, the Company recognized a loss of $1.3 million on intra-quarter silver financial instruments associated with timing of sales of silver products during the second quarter of 2011. For the six months ended June 30, 2011, the Company recognized a loss of $3.4 million on intra-quarter silver financial instruments. There were no silver financial instruments during the first or second quarter of 2010.

  The Company's financial instruments were recognized in the "Gain on derivative financial instruments" line item of the Consolidated Statements of Income and Comprehensive Income.